                          MFS(R) GLOBAL EQUITY FUND

          SUPPLEMENT DATED APRIL 1, 2005, AS REVISED ON APRIL 15, 2005, TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION -- PART I

APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000

                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------     ----------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.          D                             D
David  H.  Gunning(1)            C                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   N                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               N                             D
J. Dale Sherratt                 B                             D
Laurie J. Thomsen(2)             N                             N

----------
(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS     JURISDICTION OF ORGANIZATION
  OF INVESTOR                (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------     ----------------------------       --------------------

    None

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.



NAME AND ADDRESS OF INVESTOR OWNERSHIP                      PERCENTAGE
--------------------------------------                      ----------


Citigroup Global Markets, Inc.                     5.09% of Class C shares
Surpas House Account
Attn: Cindy Tempesta, 7th floor
333 W. 34th Street
New York, NY 10001-2483

Merrill, Lynch, Pierce, Fenner & Smith, Inc.       5.04% of Class C shares
For the Sole Benefit of Its Customers
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6414

Reliance Trust Company TTEE                       80.19% of Class I shares
Dean Foods 401K Plan
Atlanta, GA

Reliance Trust Company TTEE                       12.33% of Class I shares
Dean Foods Union 401K Plan
Atlanta, GA

TRS MFS Def Contribution Plan                      6.35% of Class I shares
c/o Mark Leary
MFS Investment Management, Inc.
500 Boylston Street, 6th Floor
Boston, MA 02116-3740

Mizuho Bank LTD 1 (DKB)                           50.44% of Class J shares
1-1-5 Uchisaiwaicho Chiyoda-Ku
Tokyo, Japan 100-0011

Citicorp Securities Japan Ltd.                    49.54% of Class J shares
Tokyo Ginko Kyokai Building
8th, 1-3-1 Marunouchi, Chiyoda-Ku
Tokyo 100-0005 Japan

MFS Heritage Trust Company TR                      8.21% of Class R shares
Adcole Corporation                              (formerly Class R1 shares)
401K PSP Plan
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

TTEES of CG & R Co-Op 401(K) Plan                  7.41% of Class R shares
CG & R Co-Op 401(K) Plan                        (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Trustees of Southern WI 401K Plan                  7.11% of Class R shares
Southern WI 401K Plan                           (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Theodore Crooker Franklin Crooker                  5.00% of Class R shares
Harry C Crooker & Sons, Inc 401K PS             (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Harold Herling Trustee                           20.56% of Class R3 shares
Baha Indstr's DBA Open Sys Tech 401             (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Phillip Magiera, Trustee                         13.58% of Class R3 shares
Commvest LLC 401K Plan                          (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

MFS Heritage Trust Company TTEE                   9.96% of Class R3 shares
Diamond Chemical Inc 401K Plan                  (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Nelson Corporation 401K Profit Sh                 9.29% of Class R3 shares
Attn: C. Giorgi VP-RSI                          (formerly Class R2 shares)
MFS Investment Management
500 Boylston Street
Boston, MA 02116

David R. Brooks, Trustee                          7.95% of Class R3 shares
Independent Bank 401K Pft Shr Plan              (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

W. Collins, J. Duscher TTEE                       7.06% of Class R3 shares
General Resource Tech P/S & 401K Plan           (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Dicker, Walden, Bauer & St. Clair TTS             6.84% of Class R3 shares
Iola Pharmacy, Inc 401K PS Plan                 (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

P., M., & C. Nickum, Trustees                     6.50% of Class R3 shares
Rocky Mountain Hardware Inc. 401K               (formerly Class R2 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

    THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005, AS REVISED APRIL 15, 2005.

                            MFS(R) UTILITIES FUND


          SUPPLEMENT DATED APRIL 1, 2005, AS REVISED ON APRIL 15, 2005,
           TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION - PART I



APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000

                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------     ----------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.          D                             D
David  H.  Gunning(1)            N                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   N                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               N                             D
J. Dale Sherratt                 B                             D
Laurie J. Thomsen(2)             N                             N

----------
(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS     JURISDICTION OF ORGANIZATION
  OF INVESTOR                (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------     ----------------------------       --------------------
    None

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP                     PERCENTAGE
--------------------------------------                     ----------

Merrill  Lynch,  Pierce,  Fenner  &  Smith,       7.47% of Class A shares
for the Sole Benefit of its Customers             9.41% of Class B shares
Attn: Fund Administration                        21.95% of Class C shares
4800 Deer Lake Drive E 3rd FL
Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.                        6.27% of Class A shares
Special Custody Account for the
Exclusive Benefit of Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

John Hancock Life Insurance Co.                   6.06% of Class A shares
(USA)
250 Bloor St. East, 7th Floor
Toronto, Ontario M4W 1E5
Canada

Citigroup Global Markets Inc.                     5.36% of Class B shares
Surpas House Account
Attn Cindy Tempesta 7th Floor
333 W 34th St.
New York, NY 10001-2483

MFS Def Contribution Plan                        80.98% of Class I shares
MFS Investment Management, Inc.
500 Boylston Street, 6th Floor
Boston, MA 02116-3740

MFS 401K Plan                                     7.33% of Class I shares
MFS Investment Management, Inc.
500 Boylston Street, 6th Floor
Boston, MA 02116-3740

Unifalls & Co.                                    5.48% of Class I shares
PO Box 1468
Sioux Falls, SD 57101-1468

Neon Communications Inc. 401K Plan               10.54% of Class R shares
Attn: C. Giorgi VP-RSI                         (formerly Class R1 shares)
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Chris Leichtweis Trustee                          9.88% of Class R shares
Safety & Ecoology Corporation 401K Plan        (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Jeffrey W. Smith Trustee                          9.91% of Class R shares
Pottstown Medical Specialists Inc.             (formerly Class R1 shares)
Attn: C. Giorgi VP-RSI
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Hartford Life Insurance Company                  49.49 of Class R3 shares
Separate Account                               (formerly Class R2 shares)
Attn: Dave Ten Broeck
P.O. Box 2999
Hartford, CT 06104-2999

Stewart Engineering, Inc. 401K                  25.08% of Class R3 shares
Attn: C. Giorgi VP-RSI                         (formerly Class R2 shares)
MFS Investment Management
500 Boylston Street
Boston, MA 02116

Commvest, LLC 401K Plan                         17.45% of Class R3 shares
Attn: C. Giorgi VP-RSI                         (formerly Class R2 shares)
MFS Investment Management
500 Boylston Street
Boston, MA 02116

    THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005, AS REVISED APRIL 15, 2005.